Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  Total employer contributions were $263,000, $232,000 and $224,000 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in April 2018, became effective July 1, 2018. Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  At December 31, 2018, there were 26 employees participating.

The Company implemented an Incentive Compensation Plan (the "Plan") during the year ended December 31, 2014. Incentive awards are based on the financial and operating performance of the Company as well as other participant specific objectives. The Plan allows employees of the Company to earn up to 7.5 days of their annual salary for successfully completing specific goals established by the participants and their respective supervisors plus an additional 2.5 days of their annual salary if the Company meets an annual predetermined net operating income amount determined by the Board of Directors. The Company also implemented an Incentive Compensation Plan for executive level officers (the "Executive Plan"). Under this plan incentive awards are based on contributions to performance as measured by critical operating and financial ratios, and other participant specific objectives. The Company has to meet the annual predetermined net operating income amount determined by the Board of Directors for any incentive awards to be paid under the Executive Plan. If the Company does not meet the required net income amount, no incentives are paid regardless of the executive's performance on individual objectives or entity wide objectives. In 2016, the Company implemented a Quarterly Branch Incentive Compensation Plan, and all branch employees were moved from the Plan to the Branch Incentive Plan. This plan is for retail branch employees only and pays incentive on a quarterly basis based on specific performance goals established for each branch location. Participation in all three plans is voluntary. During the years ended December 31, 2018 and 2017, the Company incurred expenses of $240,000 and $362,500, respectively, related to these incentive plans.

Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the years ended December 31, 2018, 2017 and 2016, the Company incurred expenses of $396,000, $318,000, and $276,000, respectively, for this plan.

Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. Prior to fiscal 2010, the Company had three stock option plans that together authorized the Company to grant 150,000 options. In 2008, the 2008 Equity Incentive Plan was approved by stockholders and implemented by the Company with the intention of replacing the previous three option plans. No additional options are to be granted under the old plans and forfeitures under the old plans are not added to the new plan as available options, however, all existing options outstanding under these plans remain in effect. The 2008 Equity Incentive Plan provides for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Equity Incentive Plan, 50,000 shares of common stock were reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. The plan is administered by a committee appointed by the Board of Directors. The committee determines the specific employees, amount and type of any awards granted. Options under all plans are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.  The 2008 Equity Incentive Plan expired during the year ended December 31, 2018. At that date, there were no shares available for issuance under this plan for stock options or SARS compared to 50,000 shares available for issuance under this plan at December 31, 2017.

(16)         Employee Benefit Plans, Continued

The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018		2017		2016
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	4,500	$22.91	21,500	$23.57	29,500	$23.55
Options Granted	—	—	—	—	—	—
Options Exercised	450	22.91	7,500	23.49	—	—
Options Forfeited	4,050	22.91	9,500	23.95	8,000	23.47
Balance, End of Period	—	$—	4,500	$22.91	21,500	$23.57

Options Exercisable	—	$—	4,500	$22.91	18,200	$23.62
Weighted-Average Remaining Life of Exercisable Options	—		0.4 years		1.0 year
Options Available for Grant	—		50,000		50,000

There were no stock options granted by the Company during the years ended December 31, 2018, 2017 and 2016. At December 31, 2018, the Company had no options outstanding.

During the year ended December 31, 2018, no options vested. During the year ended December 31, 2017, 3,300 stock options with a weighted average exercise price of $23.33 vested and during the year ended December 31, 2016, 4,500 options with a weighted average exercise price of $23.57 vested. The aggregate intrinsic value of the stock options outstanding and exercisable was $0 at December 31, 2018, 2017 and 2016. There was no compensation expense related to stock options during the years ended December 31, 2018 and 2017. During the year ended December 31, 2016, total compensation expense related to stock options was $8,000.  As of December 31, 2018, there was no unrecognized compensation cost related to non-vested stock options.